UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:  BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 0.3%
Western Group Housing LP, 6.75%, 3/15/57 (a)	$2,500	$3,131,350
Education — 0.9%
Massachusetts Institute of Technology, 3.89%, 7/01/16	1,875	1,671,403
Wesleyan University, 4.78%, 7/01/16	11,000	10,439,209

		12,110,612
Health Care Providers & Services — 2.4%
Kaiser Foundation Hospitals, 4.15%, 5/01/47	14,672	14,728,766
New York and Presbyterian Hospital, 3.56%, 8/01/36	2,500	2,357,180
Ochsner Clinic Foundation, 5.90%, 5/15/45	5,000	5,814,595
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	8,559	8,156,479

		31,057,020
Total Corporate Bonds - 3.6%		46,298,982

Municipal Bonds
Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (b)	25,000	28,863,500
California — 34.4%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	18,683,786
Series S-1, 7.04%, 4/01/50	9,170	13,329,879
Series S-3, 6.91%, 10/01/50	14,000	20,255,200
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (b)	21,255	26,432,293
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 3/01/41 (b)	10,000	11,368,200
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (b)	11,000	15,298,030

Municipal Bonds	Par (000)	Value
California (continued)
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	$5,000	$6,814,900
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	16,714,364
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (b)	10,000	13,957,100
Los Angeles Department of Water & Power, RB, Build America Bonds (b):
6.17%, 7/01/40	37,500	41,889,375
7.00%, 7/01/41	17,225	19,634,088
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (b)	12,000	13,618,560
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,615,325
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (b)	20,000	22,446,200
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40 (b)	11,000	12,602,040
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 7/01/43	4,000	4,418,320
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	35,988,594
State of California, GO, Build America Bonds:
7.30%, 10/01/39 (b)	5,445	7,703,368
Various Purpose, 7.55%, 4/01/39	9,035	13,344,063
Various Purpose, 7.60%, 11/01/40	15,000	22,512,900
Various Purposes, 7.63%, 3/01/40 (b)	8,950	13,207,873
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	26,649,017

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
California (continued)
University of California, RB, Build America Bonds (b):
5.95%, 5/15/45	$24,000	$29,836,800
6.30%, 5/15/50	27,010	32,349,877

		447,670,152
Colorado — 3.4%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	6,000	8,113,800
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40 (b)	23,000	30,258,570
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 3/15/31	5,000	5,765,900

		44,138,270
Connecticut — 1.1%
Town of Stratford Connecticut, GO, Pension Funding, 6.00%, 8/15/38	12,000	14,602,320
District of Columbia — 3.4%
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	9,235	13,188,596
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	14,516,907
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,933,500

		44,639,003
Florida — 4.9%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35 (b)	23,000	25,457,090
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, 2.60%, 10/01/25	4,510	4,334,651
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	12,250	13,223,507

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	$1,500	$1,658,010
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,575	2,509,209
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,834,450
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (a)	13,500	14,097,375

		64,114,292
Georgia — 5.0%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	30,584,012
6.66%, 4/01/57	20,665	23,954,661
7.06%, 4/01/57	10,000	10,823,300

		65,361,973
Hawaii — 2.6%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40 (b)	30,500	34,112,115
Illinois — 17.6%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40 (b)	16,015	18,885,048
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,086,537
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,116,327
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	10,000	10,110,800
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	13,900	12,333,887
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (b)	30,110	33,316,715
6.40%, 1/01/40	1,500	1,989,630

2	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (b)	$36,000	$45,057,240
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	19,061,433
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,627,600
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	19,067,700
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,390,650
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	2,000	2,014,340
6.73%, 4/01/35	6,320	6,425,797
Pension, 7.35%, 7/01/35	35,855	37,627,671

		229,111,375
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,439,139
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42 (b)	10,000	11,949,100

		22,388,239
Kentucky — 0.8%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (a)	9,400	10,842,712
Maryland — 0.0%
Maryland Community Development Administration, RB, Residential Housing, Series I, 6.50%, 3/01/43	505	505,823
Massachusetts — 0.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 6/01/40	5,000	6,339,450

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (b)	$3,645	$3,956,247

		10,295,697
Michigan — 1.8%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,691,410
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	16,830	16,494,578

		23,185,988
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,430,480
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,530,850

		15,961,330
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 1/01/40	5,000	6,148,650
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	14,512,080
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41 (b)	7,000	9,051,630

		23,563,710
Nevada — 1.3%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	2,500	2,525,350
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	11,044,300
Series C, 6.82%, 7/01/45	2,000	2,852,560

		16,422,210

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
New Jersey — 13.0%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	$5,000	$5,614,900
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	6,000	6,387,960
Series A (NPFGC), 7.43%, 2/15/29 (b)	20,974	25,226,688
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,993,132
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41 (b)	34,000	47,730,220
Series F, 7.41%, 1/01/40	6,790	9,826,081
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,965,290
Series C, 5.75%, 12/15/28	4,500	4,738,185
Series C, 6.10%, 12/15/28 (b)	44,500	46,349,420

		169,831,876
New York — 16.5%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31 (b)	15,000	16,753,950
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,055,118
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (b)	25,000	27,557,250
Series CC, 6.28%, 6/15/42 (b)	20,000	22,646,000
Series EE, 6.49%, 6/15/42	2,000	2,246,220
Series GG, 6.12%, 6/15/42	2,445	2,734,415
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38 (b)	19,000	23,338,080
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,106,133

Municipal Bonds	Par (000)	Value
New York (continued)
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	$9,231	$9,083,700
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,949,492
Series C, 7.34%, 11/15/39	13,245	19,461,408
Series C-1, 6.69%, 11/15/40	13,000	17,306,510
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	16,282,742
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,356,787
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (b)	15,000	18,154,200
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,299,073

		215,331,078
Ohio — 7.3%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,441,600
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 2/15/44	10,000	12,786,400
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (b)	30,575	37,842,066
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,759,640
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (b)	10,055	11,167,787
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	10,491,476

		94,488,969

4	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 1/01/45	$3,500	$4,313,120
Pennsylvania — 3.0%
Commonwealth Financing Authority, RB, Series A, 4.14%, 6/01/38	10,855	10,607,072
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	28,220,115

		38,827,187
South Carolina — 1.5%
South Carolina Public Service Authority, RB, Build America Bonds, Series F (AGM):
5.74%, 1/01/30	5,000	5,638,850
6.45%, 1/01/50	11,290	13,791,638

		19,430,488
Tennessee — 3.6%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	35,105	46,587,846
Texas — 10.1%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,940,700
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 7/01/45	7,500	7,714,050
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 2/01/41	19,000	20,705,630
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 2/01/37 (b)	35,000	38,775,450
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (b)	18,000	19,307,880
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,093,960

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	$2,500	$2,910,175
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 2/15/41 (b)	5,000	5,538,050
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	10,976,600

		131,962,495
Utah — 3.5%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,195,468
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	26,405	31,899,881

		45,095,349
Virginia — 2.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	35,165	29,483,743
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,482,100
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	20,547,947

		26,030,047
West Virginia — 2.5%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	33,460	32,223,318
Total Municipal Bonds - 150.1%		1,955,532,875
Total Long-Term Investments (Cost — $1,745,759,365) — 153.7%		2,001,831,857

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	7,206,996	7,206,996
Total Short-Term Securities (Cost — $7,206,996) — 0.5%		7,206,996

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Value
Total Investments (Cost — $1,752,966,361*) — 154.2%	$2,009,038,853
Liabilities in Excess of Other Assets — (54.2)%	(706,307,775)

Net Assets — 100.0%	$1,302,731,078

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,752,977,313

Gross unrealized appreciation	$264,295,976
Gross unrealized depreciation	(8,234,436)

Net unrealized appreciation	$256,061,540

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(c)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,206,996	7,206,996	$7,206,996	$33,330	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	10,067,354	(10,067,354)	—	—	3,304	$130	—
Total				$7,206,996	$36,634	$130	—

[1]	Includes net capital gain distributions.

(d)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

6	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements [2]
RBC Capital Markets LLC	0.85%	11/02/16	Open	$10,100,000	$10,142,925	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/06/16	Open	7,267,986	7,297,583	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	28,710,788	28,813,827	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	13,425,000	13,473,181	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	14,190,000	14,240,926	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	8,583,750	8,614,556	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	5,156,250	5,174,755	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	20,675,000	20,749,200	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	9,950,000	9,985,709	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	23,488,750	23,573,049	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/15/16	Open	16,231,250	16,289,502	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.00%	12/15/16	Open	27,937,500	28,043,042	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.05%	12/15/16	Open	9,765,919	9,804,657	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	24,797,500	24,898,274	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	27,485,000	27,596,696	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	21,135,600	21,221,493	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	30,139,700	30,262,184	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	21,196,400	21,282,540	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	10,503,000	10,545,683	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.10%	12/16/16	Open	20,694,000	20,778,098	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	23,274,225	23,380,899	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	12,720,000	12,778,300	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	38,343,750	38,519,492	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	11,632,500	11,685,816	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	15,150,000	15,219,438	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	11,948,250	12,003,013	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	12,480,000	12,537,200	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	26,460,000	26,581,275	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/19/16	Open	35,612,500	35,775,724	Municipal Bonds	Open/Demand

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements [2]
Mitsubishi UFJ Securities (USA), Inc.	1.15%	12/20/16	Open	$45,131,600	$45,320,463	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	12/21/16	Open	28,340,000	28,467,924	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	1/13/17	Open	3,641,355	3,655,010	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.35%	2/09/17	Open	16,639,500	16,683,641	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.25%	2/27/17	Open	10,700,000	10,723,035	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.30%	3/16/17	Open	37,678,000	37,739,227	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.50%	3/16/17	Open	28,462,000	28,515,366	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.50%	3/16/17	Open	15,174,000	15,202,451	Municipal Bonds	Open/Demand
Total				$724,821,073	$727,576,154

[1]	The amount to be repurchased assumes the maturity will be the day after the period end.
[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(739)	5-Year U.S. Treasury Note	June 2017	$87,502,219	$(506,488)
(676)	10-Year U.S. Treasury Note	June 2017	$84,985,875	(840,173)
(1,041)	Long U.S. Treasury Bond	June 2017	$159,240,469	(2,188,965)
(370)	Ultra U.S. Treasury Bond	June 2017	$60,286,875	(989,842)
Total				$(4,525,468)

8	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,001,831,857	—	$2,001,831,857
Short-Term Securities	$7,206,996	—	—	7,206,996

Total	$7,206,996	$2,001,831,857	—	$2,009,038,853
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(4,525,468)	—	—	$(4,525,468)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $727,576,154 are categorized as Level 2 within the disclosure hierarchy.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 22, 2017